SHORT-TERM BANK LOANS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Mar. 31, 2014
Loan from bank A in Taiwan [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 10,000	$ 15,000
Interest rate spread over LIBOR		0.80%
Effective interest rate	1.55%
Loan from bank A in Taiwan [Member] | First Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding	5,000	10,000
Interest rate spread over LIBOR	0.80%	0.80%
Debt repayment date	Mar. 31, 2015	Jan. 26, 2015
Loan from bank A in Taiwan [Member] | Second Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding	5,000	5,000
Interest rate spread over LIBOR	0.80%
Debt repayment date	Mar. 31, 2015	Jan. 26, 2015
Loan from bank B in Hong Kong [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 11,500		$ 8,500	$ 8,500
Effective interest rate			1.15%
Stated interest rate	1.36%	1.25%		1.84%	1.28%	1.24%
Debt repayment date	Jan. 28, 2015		Mar. 31, 2015	Dec. 31, 2013